DETAILS OF CASH FLOWS	12 Months Ended
Dec. 31, 2019
DETAILS OF CASH FLOWS
DETAILS OF CASH FLOWS

15. DETAILS OF CASH FLOWS

(a)	Items not involving operating cash flows are shown in the following table:

Years ended December 31,	2019	2018
Straight-line rent amortization	$(5,074)	$(4,274)
Tenant incentive amortization	5,122	5,402
Unit-based compensation expense (note 11(b))	7,484	3,944
Fair value gains on investment properties	(245,442)	(354,707)
Depreciation and amortization	906	300
Fair value (gains) losses on financial instruments	(1,192)	562
Loss on sale of investment properties	3,045	6,871
Amortization of issuance costs relating to debentures and term loans	855	555
Amortization of deferred financing costs	312	497
Deferred income taxes	37,596	45,020
Other	(195)	1,040
	$(196,583)	$(294,790)

(b)	Changes in working capital balances are shown in the following table:

Years ended December 31,	2019	2018
Accounts receivable	$(3,670)	$(1,626)
Prepaid expenses and other	(906)	(475)
Accounts payable and accrued liabilities	(639)	5,788
Deferred revenue	1,800	(245)
Restricted cash	470	335
	$(2,945)	$3,777

(c)	Non-cash investing and financing activities
The combined statement of cash flows for the year ended December 31, 2019 does not include the right-of-use
asset and lease obligation of $20.5 million, respectively, associated with the acquisition of the leasehold interest in two Canadian properties (note 3), the $0.4 million capital contribution by a non-controlling
interest holder and the issuance and consolidation of stapled units associated with the special distribution in the amount of $41.1 million (note 10). In addition, during the year ended December 31, 2019, 20 thousand stapled units (2018 — 64 thousand stapled units) with a value of $1.2 million (2018 — $3.2 million) were issued under the Restricted Stapled Unit Plan (note 11(b)) and are not recorded in the combined statements of cash flows.
(d)    Cash and cash equivalents consist of:

Years ended December 31,	2019	2018
Cash	$248,499	$534,975
Short-term deposits	50,178	123,271
	$298,677	$658,246